Short-term loan - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Short-term loan
Short-term loan		¥ 3,000
Shenzhen Zhongxiaodan Micro Credit Co., Ltd
Short-term loan
Short-term loan	$ 411		¥ 3,000
Fixed interest rate	4.90%		4.90%
Loan term (in years)	1 year